LOUISIANA MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 94.7%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                             VALUE
----------------------------------------------------------------------
Escrowed / Prerefunded -- 3.4%
----------------------------------------------------------------------
       $2,475         Jefferson Parish, Home Mortgage
                      Authority, Single Family, (FGIC),
                      Escrowed to Maturity, 0.00%, 5/1/17  $   877,561
          100         Louisiana Public Facilities
                      Authority, (Our Lady of the Lake
                      Medical Center), (MBIA),
                      Prerefunded to 5/31/02, Variable
                      Rate, 12/1/14(1)                         103,500
----------------------------------------------------------------------
                                                           $   981,061
----------------------------------------------------------------------
Hospital -- 7.8%
----------------------------------------------------------------------
       $1,000         Lafourche Parish, Hospital Service
                      District, 6.00%, 10/1/23             $   896,350
          705         Louisiana Public Facilities
                      Authority, (General Health
                      Systems), 6.80%, 11/1/16                 697,301
          500         Louisiana Public Facilities
                      Authority, (Tuoro Infirmary),
                      5.625%, 8/15/29                          398,130
          250         Saint Tammany Parish, Hospital
                      Service District, 6.50%, 7/1/22          262,982
----------------------------------------------------------------------
                                                           $ 2,254,763
----------------------------------------------------------------------
Housing -- 16.4%
----------------------------------------------------------------------
       $  300         Guam Housing Corp., Single Family,
                      5.75%, 9/1/31                        $   287,073
          525         Louisiana HFA, Single Family,
                      (GNMA), (AMT), 6.30%, 12/1/27            527,278
          755         Louisiana HFA, Single Family,
                      (GNMA), (AMT), 8.00%, 3/1/25             814,237
        2,000         Louisiana HFA, Single Family,
                      (GNMA/FNMA), 0.00%, 6/1/27               376,700
          470         Louisiana HFA, Single Family,
                      (GNMA/FNMA), (AMT), 6.55%, 12/1/26       476,698
          400         Louisiana Public Facilities
                      Authority, (Eden Point),
                      6.25%, 3/1/34                            357,040
        1,890         New Orleans Home Mortgage
                      Authority, Single Family,
                      (GNMA/FNMA), (AMT), 6.30%, 6/1/28      1,930,541
----------------------------------------------------------------------
                                                           $ 4,769,567
----------------------------------------------------------------------
Industrial Development Revenue -- 12.1%
----------------------------------------------------------------------
       $  750         Bastrop, (International Paper Co.),
                      (AMT), 6.60%, 3/1/19                 $   742,395
        1,000         East Baton Rouge Parish,
                      (Georgia-Pacific Corp.), (AMT),
                      5.35%, 9/1/11                            901,820
        1,000         Louisiana Offshore Terminal
                      Authority, Deepwater Port Revenue,
                      (Loop, LLC), 5.20%, 10/1/18              890,800
          500         Saint Bernard Parish, (Mobil Oil),
                      5.90%, 11/1/26                           480,315
PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                             VALUE
----------------------------------------------------------------------

Industrial Development Revenue (continued)
----------------------------------------------------------------------
       $  500         South Louisiana Port Commission,
                      (Cargill, Inc.), 5.85%, 4/1/17       $   487,590
----------------------------------------------------------------------
                                                           $ 3,502,920
----------------------------------------------------------------------
Insured-Education -- 8.9%
----------------------------------------------------------------------
       $1,500         Louisiana Public Facilities
                      Authority, (Dillard University),
                      (AMBAC), 5.00%, 2/1/28               $ 1,264,815
          250         Louisiana Public Facilities
                      Authority, (Tulane University),
                      (MBIA), 5.00%, 11/15/27                  209,808
        1,100         Louisiana State University, (FGIC),
                      5.75%, 7/1/14                          1,103,080
----------------------------------------------------------------------
                                                           $ 2,577,703
----------------------------------------------------------------------
Insured-Electric Utilities -- 2.2%
----------------------------------------------------------------------
       $1,750         Puerto Rico Electric Power
                      Authority, (MBIA), 0.00%, 7/1/17     $   648,288
----------------------------------------------------------------------
                                                           $   648,288
----------------------------------------------------------------------
Insured-General Obligations -- 11.1%
----------------------------------------------------------------------
       $3,000         New Orleans, (AMBAC), 0.00%, 9/1/15  $ 1,205,010
        4,000         New Orleans, (AMBAC),
                      0.00%, 9/1/16                          1,502,800
        1,500         New Orleans, (AMBAC),
                      0.00%, 9/1/17                            526,605
----------------------------------------------------------------------
                                                           $ 3,234,415
----------------------------------------------------------------------
Insured-Hospital -- 1.5%
----------------------------------------------------------------------
       $  500         Terrebonne Parish, Hospital Service
                      District No. 1, (Terrebonne General
                      Medical Center), (AMBAC),
                      5.375%, 4/1/28                       $   440,545
----------------------------------------------------------------------
                                                           $   440,545
----------------------------------------------------------------------
Insured-Housing -- 0.1%
----------------------------------------------------------------------
       $  130         East Baton Rouge Mortgage Finance
                      Authority, Single Family, (MBIA),
                      (GNMA/FNMA), 0.00%, 10/1/15          $    24,653
----------------------------------------------------------------------
                                                           $    24,653
----------------------------------------------------------------------
Insured-Special Tax Revenue -- 8.9%
----------------------------------------------------------------------
       $  345         Baton Rouge, Public Improvement,
                      (FGIC), 4.75%, 8/1/17                $   295,268
          500         Lafayette Parish, School District,
                      (FGIC), 4.60%, 4/1/18                    415,655
          500         Louisiana Government Environmental
                      Facilities and Community
                      Development Authority, (Capital and
                      Equipment Acquisition), (AMBAC),
                      4.50%, 12/1/18                           412,035

                       SEE NOTES TO FINANCIAL STATEMENTS

LOUISIANA MUNICIPALS PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                             VALUE
----------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
----------------------------------------------------------------------
       $1,500         Louisiana Stadium and Exposition,
                      (FGIC), 5.00%, 7/1/26                $ 1,271,970
          350         Puerto Rico Infrastructure
                      Financing Authority, (AMBAC),
                      Variable Rate, 7/1/28(2)                 205,142
----------------------------------------------------------------------
                                                           $ 2,600,070
----------------------------------------------------------------------
Insured-Transportation -- 4.7%
----------------------------------------------------------------------
       $1,700         Puerto Rico Highway and
                      Transportation Authority, (FSA),
                      4.75%, 7/1/38                        $ 1,366,477
----------------------------------------------------------------------
                                                           $ 1,366,477
----------------------------------------------------------------------
Senior Living / Life Care -- 14.7%
----------------------------------------------------------------------
       $  500         Louisiana HFA, (HCC Assisted Living
                      Group 1), (AMT), 9.00%, 3/1/25       $   525,380
          500         Louisiana HFA, (Saint Dominic
                      Assisted Care Facility), (GNMA),
                      6.85%, 9/1/25                            506,380
        1,995         Louisiana HFA, (Saint Joseph's
                      Manor Retirement Center), (GNMA),
                      7.80%, 12/1/35                         2,141,393
        1,150         Louisiana PFA, (Glen Retirement
                      System), 6.70%, 12/1/25                1,088,015
----------------------------------------------------------------------
                                                           $ 4,261,168
----------------------------------------------------------------------
Special Tax Revenue -- 1.1%
----------------------------------------------------------------------
       $  450         Puerto Rico Infrastructure
                      Financing Authority, Variable Rate,
                      7/1/28(1)(3)                         $   325,836
----------------------------------------------------------------------
                                                           $   325,836
----------------------------------------------------------------------
Transportation -- 1.8%
----------------------------------------------------------------------
       $  500         Mississippi River Bridge Authority,
                      Bridge Revenue, 6.75%, 11/1/12       $   528,480
----------------------------------------------------------------------
                                                           $   528,480
----------------------------------------------------------------------
Total Tax-Exempt Investments -- 94.7%
   (identified cost $28,853,203)                           $27,515,946
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 5.3%                     $ 1,549,068
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $29,065,014
----------------------------------------------------------------------


AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal
      Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.
In order to reduce the risk associated with such economic developments, at February 29, 2000, 43.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.6% to 20.2% of total investments.
(1)      Security has been issued as an inverse floater bond.
(2) Security has been issued as a leveraged inverse floater bond.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000

                                                     ALABAMA PORTFOLIO   ARKANSAS PORTFOLIO   GEORGIA PORTFOLIO   KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                                      $71,921,037          $44,616,524         $61,819,614          $83,415,772
   Unrealized appreciation (depreciation)                (2,316,891)            (645,208)         (2,651,201)            (475,111)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                   $69,604,146          $43,971,316         $59,168,413          $82,940,661
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                    $        --          $        --         $    74,684          $        --
Receivable for investments sold                                  --              203,541                  --            1,525,916
Interest receivable                                       1,024,854              669,059             880,735            1,365,183
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                            $70,629,000          $44,843,916         $60,123,832          $85,831,760
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Demand note payable                                     $        --          $   100,000         $        --          $   600,000
Payable for when-issued securities                               --                   --             958,690                   --
Due to bank                                                  85,611               64,340                  --               59,452
Payable to affiliate for Trustees' fees                       1,181                  425               1,160                1,020
Accrued expenses                                              6,519                7,276               5,726                6,051
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                       $    93,311          $   172,041         $   965,576          $   666,523
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
   IN PORTFOLIO                                         $70,535,689          $44,671,875         $59,158,256          $85,165,237
------------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                                      $72,852,580          $45,317,083         $61,809,457          $85,640,348
Net unrealized depreciation (computed on the basis
   of identified cost)                                   (2,316,891)            (645,208)         (2,651,201)            (475,111)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                   $70,535,689          $44,671,875         $59,158,256          $85,165,237
------------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000

                                                     LOUISIANA PORTFOLIO   MARYLAND PORTFOLIO   MISSOURI PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                                       $28,853,203           $89,106,902         $59,198,084
   Unrealized appreciation (depreciation)                 (1,337,257)           (6,549,698)         (1,306,665)
------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                    $27,515,946           $82,557,204         $57,891,419
------------------------------------------------------------------------------------------------------------------
Cash                                                     $   952,257           $   422,041         $    64,561
Receivable for investments sold                              165,164                35,353              45,000
Interest receivable                                          438,197             1,322,656             801,155
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                             $29,071,564           $84,337,254         $58,802,135
------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------
Payable to affiliate for Trustees' fees                  $        --           $     1,020         $        --
Accrued expenses                                               6,550                 6,668               8,121
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                        $     6,550           $     7,688         $     8,121
------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
   IN PORTFOLIO                                          $29,065,014           $84,329,566         $58,794,014
------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                                       $30,402,271           $90,879,264         $60,100,679
Net unrealized appreciation (depreciation)
   (computed on the basis of identified cost)             (1,337,257)           (6,549,698)         (1,306,665)
------------------------------------------------------------------------------------------------------------------
TOTAL                                                    $29,065,014           $84,329,566         $58,794,014
------------------------------------------------------------------------------------------------------------------

                                                     NORTH CAROLINA PORTFOLIO
---------------------------------------------------
Assets
---------------------------------------------------
Investments --
   Identified cost                                         $102,436,375
   Unrealized appreciation (depreciation)                       416,018
---------------------------------------------------
INVESTMENTS, AT VALUE                                      $102,852,393
---------------------------------------------------
Cash                                                       $  8,117,953
Receivable for investments sold                               1,191,000
Interest receivable                                           1,715,652
---------------------------------------------------
TOTAL ASSETS                                               $113,876,998
---------------------------------------------------
Liabilities
---------------------------------------------------
Payable to affiliate for Trustees' fees                    $      1,535
Accrued expenses                                                  7,595
---------------------------------------------------
TOTAL LIABILITIES                                          $      9,130
---------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
   IN PORTFOLIO                                            $113,867,868
---------------------------------------------------
Sources of Net Assets
---------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                                         $113,451,850
Net unrealized appreciation (depreciation)
   (computed on the basis of identified cost)                   416,018
---------------------------------------------------
TOTAL                                                      $113,867,868
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000

                                                     OREGON PORTFOLIO   SOUTH CAROLINA PORTFOLIO   TENNESSEE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                                     $85,065,183            $37,044,460              $44,413,468
   Unrealized appreciation (depreciation)               (2,049,043)              (844,533)                (478,632)
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                  $83,016,140            $36,199,927              $43,934,836
----------------------------------------------------------------------------------------------------------------------
Cash                                                   $        --            $   327,609              $   372,080
Interest receivable                                      1,142,037                566,800                  694,323
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                           $84,158,177            $37,094,336              $45,001,239
----------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------
Demand note payable                                    $        --            $        --              $        --
Due to bank                                                 73,085                     --                       --
Payable to affiliate for Trustees' fees                         --                    425                       --
Accrued expenses                                             9,435                  4,846                    9,526
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                      $    82,520            $     5,271              $     9,526
----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
   IN PORTFOLIO                                        $84,075,657            $37,089,065              $44,991,713
----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                                     $86,124,700            $37,933,598              $45,470,345
Net unrealized depreciation (computed on the basis
   of identified cost)                                  (2,049,043)              (844,533)                (478,632)
----------------------------------------------------------------------------------------------------------------------
TOTAL                                                  $84,075,657            $37,089,065              $44,991,713
----------------------------------------------------------------------------------------------------------------------

                                                     VIRGINIA PORTFOLIO
---------------------------------------------------
Assets
---------------------------------------------------
Investments --
   Identified cost                                      $121,190,113
   Unrealized appreciation (depreciation)                 (2,157,457)
---------------------------------------------------
INVESTMENTS, AT VALUE                                   $119,032,656
---------------------------------------------------
Cash                                                    $         --
Interest receivable                                        1,921,175
---------------------------------------------------
TOTAL ASSETS                                            $120,953,831
---------------------------------------------------
Liabilities
---------------------------------------------------
Demand note payable                                     $    100,000
Due to bank                                                   76,941
Payable to affiliate for Trustees' fees                        1,290
Accrued expenses                                              10,784
---------------------------------------------------
TOTAL LIABILITIES                                       $    189,015
---------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
   IN PORTFOLIO                                         $120,764,816
---------------------------------------------------
Sources of Net Assets
---------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                                      $122,922,273
Net unrealized depreciation (computed on the basis
   of identified cost)                                    (2,157,457)
---------------------------------------------------
TOTAL                                                   $120,764,816
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

                                            ALABAMA PORTFOLIO   ARKANSAS PORTFOLIO   GEORGIA PORTFOLIO   KENTUCKY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------------
Interest                                       $ 2,274,566          $ 1,428,546         $ 2,020,962          $ 2,817,748
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                        $ 2,274,566          $ 1,428,546         $ 2,020,962          $ 2,817,748
---------------------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                         $   132,145          $    64,845         $   109,287          $   170,662
Trustees fees and expenses                           5,659                1,682               5,640                6,011
Legal and accounting services                       23,537               23,890              24,743               26,091
Custodian fee                                       21,790               11,616              20,544               31,617
Miscellaneous                                        6,163                8,399               6,873                5,836
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                 $   189,294          $   110,432         $   167,087          $   240,217
---------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                  $        --          $        --         $        --          $    10,973
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                       $        --          $        --         $        --          $    10,973
---------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                   $   189,294          $   110,432         $   167,087          $   229,244
---------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                          $ 2,085,272          $ 1,318,114         $ 1,853,875          $ 2,588,504
---------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                              $  (334,357)         $  (276,649)        $  (316,002)         $  (343,912)
   Financial futures contracts                      (1,157)               2,054                  --               (5,213)
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                              $  (335,514)         $  (274,595)        $  (316,002)         $  (349,125)
---------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)         $(3,298,937)         $(1,404,646)        $(2,744,397)         $(3,525,063)
---------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                              $(3,298,937)         $(1,404,646)        $(2,744,397)         $(3,525,063)
---------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS               $(3,634,451)         $(1,679,241)        $(3,060,399)         $(3,874,188)
---------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS     $(1,549,179)         $  (361,127)        $(1,206,524)         $(1,285,684)
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

                                            LOUISIANA PORTFOLIO   MARYLAND PORTFOLIO   MISSOURI PORTFOLIO   NORTH CAROLINA PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------------------------
Interest                                        $   925,820           $ 2,524,903         $ 1,985,196             $ 3,749,039
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                         $   925,820           $ 2,524,903         $ 1,985,196             $ 3,749,039
------------------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                          $    33,089           $   161,974         $   105,749             $   243,930
Trustees fees and expenses                            1,281                 5,520               4,543                   7,347
Legal and accounting services                        20,699                26,407              22,572                  26,790
Custodian fee                                        10,688                26,654              15,993                  21,190
Miscellaneous                                         3,475                 7,230               6,065                   8,669
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                  $    69,232           $   227,785         $   154,922             $   307,926
------------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                   $     3,036           $    11,094         $        --             $        --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                        $     3,036           $    11,094         $        --             $        --
------------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                    $    66,196           $   216,691         $   154,922             $   307,926
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                           $   859,624           $ 2,308,212         $ 1,830,274             $ 3,441,113
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                               $  (396,059)          $   158,757         $   169,101             $  (223,571)
   Financial futures contracts                           --                 1,051                  --                      --
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                        $  (396,059)          $   159,808         $   169,101             $  (223,571)
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)          $(1,167,803)          $(4,224,250)        $(3,547,660)            $(4,914,983)
------------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                               $(1,167,803)          $(4,224,250)        $(3,547,660)            $(4,914,983)
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                $(1,563,862)          $(4,064,442)        $(3,378,559)            $(5,138,554)
------------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS      $  (704,238)          $(1,756,230)        $(1,548,285)            $(1,697,441)
------------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

                                            OREGON PORTFOLIO   SOUTH CAROLINA PORTFOLIO   TENNESSEE PORTFOLIO   VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------------------
Interest                                      $ 2,708,547            $ 1,238,527              $ 1,406,800          $ 3,995,278
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                       $ 2,708,547            $ 1,238,527              $ 1,406,800          $ 3,995,278
----------------------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                        $   164,125            $    48,292              $    63,954          $   262,914
Trustees fees and expenses                          4,500                  1,682                    1,281                7,102
Legal and accounting services                      23,552                 21,661                   21,666               26,815
Custodian fee                                      23,341                 14,741                   11,643               34,777
Miscellaneous                                      10,039                  4,657                    5,814               14,148
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                $   225,557            $    91,033              $   104,358          $   345,756
----------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                 $     5,508            $     3,663              $        --          $        --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                      $     5,508            $     3,663              $        --          $        --
----------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                  $   220,049            $    87,370              $   104,358          $   345,756
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                         $ 2,488,498            $ 1,151,157              $ 1,302,442          $ 3,649,522
----------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                             $    19,641            $  (153,588)             $     8,052          $   243,633
   Financial futures contracts                         --                  9,880                       --                5,868
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                      $    19,641            $  (143,708)             $     8,052          $   249,501
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)        $(3,895,935)           $(1,791,937)             $(1,777,280)         $(6,345,571)
----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                             $(3,895,935)           $(1,791,937)             $(1,777,280)         $(6,345,571)
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS              $(3,876,294)           $(1,935,645)             $(1,769,228)         $(6,096,070)
----------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS    $(1,387,796)           $  (784,488)             $  (466,786)         $(2,446,548)
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

INCREASE (DECREASE) IN NET ASSETS           ALABAMA PORTFOLIO   ARKANSAS PORTFOLIO   GEORGIA PORTFOLIO   KENTUCKY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $  2,085,272          $ 1,318,114        $  1,853,875         $  2,588,504
   Net realized gain (loss)                       (335,514)            (274,595)           (316,002)            (349,125)
   Net change in unrealized appreciation
      (depreciation)                            (3,298,937)          (1,404,646)         (2,744,397)          (3,525,063)
---------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS    $ (1,549,179)         $  (361,127)       $ (1,206,524)        $ (1,285,684)
---------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $  3,866,170          $ 1,805,948        $  1,695,893         $  5,295,248
   Withdrawals                                 (13,922,570)          (7,263,717)        (12,551,538)         (16,606,237)
---------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(10,056,400)         $(5,457,769)       $(10,855,645)        $(11,310,989)
---------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(11,605,579)         $(5,818,896)       $(12,062,169)        $(12,596,673)
---------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------
At beginning of period                        $ 82,141,268          $50,490,771        $ 71,220,425         $ 97,761,910
---------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                              $ 70,535,689          $44,671,875        $ 59,158,256         $ 85,165,237
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

INCREASE (DECREASE) IN NET ASSETS           LOUISIANA PORTFOLIO   MARYLAND PORTFOLIO   MISSOURI PORTFOLIO   NORTH CAROLINA PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                        $   859,624          $  2,308,212         $ 1,830,274             $  3,441,113
   Net realized gain (loss)                        (396,059)              159,808             169,101                 (223,571)
   Net change in unrealized appreciation
      (depreciation)                             (1,167,803)           (4,224,250)         (3,547,660)              (4,914,983)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS      $  (704,238)         $ (1,756,230)        $(1,548,285)            $ (1,697,441)
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $ 2,671,830          $  3,786,993         $ 1,312,737             $  2,724,034
   Withdrawals                                   (5,570,078)          (12,924,421)         (9,234,725)             (16,488,855)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                                 $(2,898,248)         $ (9,137,428)        $(7,921,988)            $(13,764,821)
------------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                      $(3,602,486)         $(10,893,658)        $(9,470,273)            $(15,462,262)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of period                          $32,667,500          $ 95,223,224         $68,264,287             $129,330,130
------------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                $29,065,014          $ 84,329,566         $58,794,014             $113,867,868
------------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000

INCREASE (DECREASE) IN NET ASSETS           OREGON PORTFOLIO   SOUTH CAROLINA PORTFOLIO   TENNESSEE PORTFOLIO   VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $  2,488,498           $ 1,151,157              $ 1,302,442          $  3,649,522
   Net realized gain (loss)                         19,641              (143,708)                   8,052               249,501
   Net change in unrealized appreciation
      (depreciation)                            (3,895,935)           (1,791,937)              (1,777,280)           (6,345,571)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS    $ (1,387,796)          $  (784,488)             $  (466,786)         $ (2,446,548)
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $  3,922,560           $ 1,513,436              $ 2,268,778          $  4,507,281
   Withdrawals                                 (12,776,559)           (8,472,906)              (6,217,748)          (18,920,171)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $ (8,853,999)          $(6,959,470)             $(3,948,970)         $(14,412,890)
----------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(10,241,795)          $(7,743,958)             $(4,415,756)         $(16,859,438)
----------------------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------------------
At beginning of period                        $ 94,317,452           $44,833,023              $49,407,469          $137,624,254
----------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                              $ 84,075,657           $37,089,065              $44,991,713          $120,764,816
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

INCREASE (DECREASE) IN NET ASSETS           ALABAMA PORTFOLIO   ARKANSAS PORTFOLIO   GEORGIA PORTFOLIO   KENTUCKY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $  4,645,606         $  2,845,321        $  4,288,064         $  5,787,422
   Net realized gain (loss)                      1,822,635              765,765           1,152,984              987,147
   Net change in unrealized appreciation
      (depreciation)                            (7,171,556)          (3,759,621)         (7,104,173)          (6,310,409)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS                                 $   (703,315)        $   (148,535)       $ (1,663,125)        $    464,160
---------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $  7,798,450         $  5,682,021        $  5,916,906         $  6,215,330
   Withdrawals                                 (19,730,570)         (11,297,759)        (20,284,630)         (21,552,860)
---------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(11,932,120)        $ (5,615,738)       $(14,367,724)        $(15,337,530)
---------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(12,635,435)        $ (5,764,273)       $(16,030,849)        $(14,873,370)
---------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------
At beginning of year                          $ 94,776,703         $ 56,255,044        $ 87,251,274         $112,635,280
---------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $ 82,141,268         $ 50,490,771        $ 71,220,425         $ 97,761,910
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

INCREASE (DECREASE) IN NET ASSETS           LOUISIANA PORTFOLIO   MARYLAND PORTFOLIO   MISSOURI PORTFOLIO   NORTH CAROLINA PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                        $ 1,842,095          $  5,197,771         $  3,882,521            $  7,585,943
   Net realized gain (loss)                        (132,083)            1,057,196              531,100               1,052,272
   Net change in unrealized appreciation
      (depreciation)                             (2,534,222)           (9,405,694)          (5,290,349)            (10,001,534)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS                                   $  (824,210)         $ (3,150,727)        $   (876,728)           $ (1,363,319)
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $ 4,126,276          $ 11,497,954         $  7,132,282            $  7,046,445
   Withdrawals                                   (7,144,339)          (18,276,256)         (12,389,264)            (29,283,120)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                                 $(3,018,063)         $ (6,778,302)        $ (5,256,982)           $(22,236,675)
------------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                      $(3,842,273)         $ (9,929,029)        $ (6,133,710)           $(23,599,994)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                            $36,509,773          $105,152,253         $ 74,397,997            $152,930,124
------------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                  $32,667,500          $ 95,223,224         $ 68,264,287            $129,330,130
------------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

INCREASE (DECREASE) IN NET ASSETS           OREGON PORTFOLIO   SOUTH CAROLINA PORTFOLIO   TENNESSEE PORTFOLIO   VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $  5,266,291           $  2,658,896             $ 2,778,943          $  7,742,491
   Net realized gain (loss)                      1,043,805               (175,546)                111,739             1,479,464
   Net change in unrealized appreciation
      (depreciation)                            (6,028,925)            (3,664,758)             (2,876,879)           (9,945,787)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS                                 $    281,171           $ (1,181,408)            $    13,803          $   (723,832)
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 10,547,640           $  6,573,386             $ 5,309,074          $ 12,279,948
   Withdrawals                                 (20,266,456)           (10,676,028)             (9,624,115)          (25,189,332)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $ (9,718,816)          $ (4,102,642)            $(4,315,041)         $(12,909,384)
----------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $ (9,437,645)          $ (5,284,050)            $(4,301,238)         $(13,633,216)
----------------------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------------------
At beginning of year                          $103,755,097           $ 50,117,073             $53,708,707          $151,257,470
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $ 94,317,452           $ 44,833,023             $49,407,469          $137,624,254
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  ALABAMA PORTFOLIO
                                    -----------------------------------------------------------------------------
                                    SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                    FEBRUARY 29, 2000      ------------------------------------------------------
                                    (UNAUDITED)               1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------
Expenses(1)                                  0.51%(2)          0.46%      0.49%       0.50%      0.49%      0.47%
Expenses after custodian fee
   reduction                                 0.51%(2)          0.45%      0.47%       0.49%      0.45%        --
Net investment income                        5.58%(2)          5.18%      5.21%       5.47%      5.50%      5.77%
Portfolio Turnover                              5%               23%        23%         23%        52%        51%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                        $70,536           $82,141    $94,777    $102,356   $108,544   $118,486
-----------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers.
         The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
(2)      Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 ARKANSAS PORTFOLIO
                                    -----------------------------------------------------------------------------
                                    SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                    FEBRUARY 29, 2000      ------------------------------------------------------
                                    (UNAUDITED)               1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------
Expenses(1)                                  0.47%(2)          0.45%      0.44%      0.49%      0.48%      0.46%
Expenses after custodian fee
   reduction                                 0.47%(2)          0.43%      0.43%      0.48%      0.46%        --
Net investment income                        5.64%(2)          5.25%      5.22%      5.40%      5.40%      5.69%
Portfolio Turnover                             12%               24%        13%        17%        11%        23%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                        $44,672           $50,491    $56,255    $62,686    $74,103    $81,535
-----------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers.
         The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
(2)      Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  GEORGIA PORTFOLIO
                                    -----------------------------------------------------------------------------
                                    SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                    FEBRUARY 29, 2000      ------------------------------------------------------
                                    (UNAUDITED)               1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------
Expenses(1)                                  0.52%(2)          0.46%      0.48%      0.49%       0.50%      0.46%
Expenses after custodian fee
   reduction                                 0.52%(2)          0.42%      0.47%      0.47%       0.45%        --
Net investment income                        5.72%(2)          5.31%      5.29%      5.55%       5.59%      5.73%
Portfolio Turnover                             12%               38%        19%        13%         21%        48%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                        $59,158           $71,220    $87,251    $95,162    $108,974   $122,949
-----------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers.
         The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
(2)      Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 KENTUCKY PORTFOLIO
                                    -----------------------------------------------------------------------------
                                    SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                    FEBRUARY 29, 2000      ------------------------------------------------------
                                    (UNAUDITED)               1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------
Expenses(1)                                  0.53%(2)          0.49%       0.49%      0.51%      0.53%      0.49%
Expenses after custodian fee
   reduction                                 0.51%(2)          0.47%       0.48%      0.48%      0.50%        --
Net investment income                        5.75%(2)          5.36%       5.38%      5.56%      5.49%      5.75%
Portfolio Turnover                              6%               11%         15%        28%        28%        30%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                        $85,165           $97,762    $112,635   $123,110   $133,017   $145,269
-----------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers.
         The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
(2)      Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 LOUISIANA PORTFOLIO
                                    -----------------------------------------------------------------------------
                                    SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                    FEBRUARY 29, 2000      ------------------------------------------------------
                                    (UNAUDITED)               1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
-----------------------------------------------------------------------------------------------------------------
Net expenses(1)                              0.45%(2)          0.37%      0.39%      0.40%      0.30%      0.22%
Net expenses after custodian fee
   reduction                                 0.43%(2)          0.34%      0.34%      0.38%      0.23%        --
Net investment income                        5.62%(2)          5.16%      5.25%      5.85%      5.90%      6.06%
Portfolio Turnover                             12%               20%        43%        27%        99%        46%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                        $29,065           $32,668    $36,510    $34,432    $35,049    $34,309
-----------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(1)                                                                                     0.41%      0.33%
Expenses after custodian fee
   reduction                                                                                    0.35%        --
Net investment income                                                                           5.79%      5.95%
-----------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers.
         The expense ratios for the year ended August 31, 1995 have not been adjusted to reflect this change.
(2)      Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 MARYLAND PORTFOLIO
                                    -----------------------------------------------------------------------------
                                    SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                    FEBRUARY 29, 2000      ------------------------------------------------------
                                    (UNAUDITED)               1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------
Expenses(1)                                  0.51%(2)          0.49%       0.48%      0.48%      0.51%      0.47%
Expenses after custodian fee
   reduction                                 0.49%(2)          0.46%       0.44%      0.45%      0.48%        --
Net investment income                        5.18%(2)          5.05%       5.11%      5.38%      5.50%      5.79%
Portfolio Turnover                              7%               31%         30%        30%        33%        30%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                               $84,330           $95,223    $105,152   $107,401   $110,588   $115,004
-----------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting quidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers.
         The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
(2)      Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 MISSOURI PORTFOLIO
                                    -----------------------------------------------------------------------------
                                    SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                    FEBRUARY 29, 2000      ------------------------------------------------------
                                    (UNAUDITED)               1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------
Expenses(1)                                  0.49%(2)          0.46%      0.47%      0.47%      0.49%      0.48%
Expenses after custodian fee
   reduction                                 0.49%(2)          0.44%      0.45%      0.46%      0.47%        --
Net investment income                        5.80%(2)          5.28%      5.31%      5.52%      5.52%      5.76%
Portfolio Turnover                              8%               21%        11%         5%        36%        24%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                               $58,794           $68,264    $74,398    $79,882    $85,162    $93,162
-----------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers.
         The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
(2)      Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              NORTH CAROLINA PORTFOLIO
                                    -----------------------------------------------------------------------------
                                    SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                    FEBRUARY 29, 2000      ------------------------------------------------------
                                    (UNAUDITED)               1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------
Expenses(1)                                 0.51%(2)            0.50%      0.51%      0.52%      0.52%      0.48%
Expenses after custodian fee
   reduction                                0.51%(2)            0.49%      0.48%      0.50%      0.48%        --
Net investment income                       5.73%(2)            5.24%      5.31%      5.53%      5.51%      5.78%
Portfolio Turnover                             7%                  3%        26%        42%        54%        33%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                             $113,868            $129,330   $152,930   $167,571   $187,044   $195,179
-----------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers.
         The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
(2)      Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  OREGON PORTFOLIO
                                    -----------------------------------------------------------------------------
                                    SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                    FEBRUARY 29, 2000      ------------------------------------------------------
                                    (UNAUDITED)               1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------
Expenses(1)                                  0.51%(2)          0.48%       0.48%      0.56%      0.50%      0.50%
Expenses after custodian fee
   reduction                                 0.50%(2)          0.47%       0.48%      0.55%      0.47%        --
Net investment income                        5.67%(2)          5.27%       5.28%      5.46%      5.37%      5.60%
Portfolio Turnover                             15%               35%          9%        22%        28%        22%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                               $84,076           $94,317    $103,755   $113,693   $129,759   $146,391
-----------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers.
         The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
(2)      Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              SOUTH CAROLINA PORTFOLIO
                                    -----------------------------------------------------------------------------
                                    SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                    FEBRUARY 29, 2000      ------------------------------------------------------
                                    (UNAUDITED)               1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------
Expenses(1)                                  0.46%(2)          0.43%      0.44%      0.51%      0.53%      0.44%
Expenses after custodian fee
   reduction                                 0.44%(2)          0.40%      0.43%      0.50%      0.51%        --
Net investment income                        5.79%(2)          5.33%      5.37%      5.59%      5.65%      5.81%
Portfolio Turnover                              8%               26%        21%         8%        36%        75%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                               $37,089           $44,833    $50,117    $53,970    $58,318    $61,412
-----------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers.
         The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
(2)      Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 TENNESSEE PORTFOLIO
                                    -----------------------------------------------------------------------------
                                    SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                    FEBRUARY 29, 2000      ------------------------------------------------------
                                    (UNAUDITED)               1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------
Expenses(1)                                  0.45%(2)          0.42%      0.44%      0.43%      0.45%      0.41%
Expenses after custodian fee
   reduction                                 0.45%(2)          0.41%      0.42%      0.42%      0.43%        --
Net investment income                        5.60%(2)          5.23%      5.20%      5.48%      5.52%      5.81%
Portfolio Turnover                              8%               13%        21%         3%        39%        20%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                               $44,992           $49,407    $53,709    $54,162    $56,065    $58,673
-----------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers.
         The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
(2)      Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 VIRGINIA PORTFOLIO
                                    -----------------------------------------------------------------------------
                                    SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                    FEBRUARY 29, 2000      ------------------------------------------------------
                                    (UNAUDITED)               1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------
Expenses(1)                                 0.54%(2)            0.50%      0.52%      0.52%      0.51%      0.48%
Expenses after custodian fee
   reduction                                0.54%(2)            0.48%      0.50%      0.49%      0.48%        --
Net investment income                       5.68%(2)            5.26%      5.27%      5.53%      5.55%      5.81%
Portfolio Turnover                            10%                 17%         8%        25%        30%        38%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                             $120,765            $137,624   $151,257   $161,658   $177,644   $191,748
-----------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers.
         The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.
(2)      Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Interim Financial Statements -- The interim financial statements relating to
   February 29, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended February 29, 2000 the Portfolios paid advisory fees as follows:

    PORTFOLIO                         AMOUNT      EFFECTIVE RATE(1)
    ---------------------------------------------------------------
    Alabama                           $132,145             0.35%
    Arkansas                            64,845             0.28%
    Georgia                            109,287             0.34%
    Kentucky                           170,662             0.38%
    Louisiana                           33,089             0.22%
    Maryland                           161,974             0.36%
    Missouri                           105,749             0.33%
    North Carolina                     243,930             0.41%
    Oregon                             164,125             0.37%
    South Carolina                      48,292             0.24%
    Tennessee                           63,954             0.27%
    Virginia                           262,914             0.41%

    (1) Advisory fees paid as a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2000 no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended February 29, 2000 were as follows:

    ALABAMA PORTFOLIO
    --------------------------------------------------------
    Purchases                                    $ 3,544,251
    Sales                                         11,171,017

    ARKANSAS PORTFOLIO
    --------------------------------------------------------
    Purchases                                    $ 5,388,705
    Sales                                         10,022,012

    GEORGIA PORTFOLIO
    --------------------------------------------------------
    Purchases                                    $ 7,949,637
    Sales                                         17,127,141

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    KENTUCKY PORTFOLIO
    --------------------------------------------------------
    Purchases                                    $ 5,117,118
    Sales                                         14,137,660

    LOUISIANA PORTFOLIO
    --------------------------------------------------------
    Purchases                                    $ 3,524,580
    Sales                                          6,859,547
    MARYLAND PORTFOLIO
    --------------------------------------------------------
    Purchases                                    $ 5,847,700
    Sales                                         13,306,069

    MISSOURI PORTFOLIO
    --------------------------------------------------------
    Purchases                                    $ 4,691,760
    Sales                                         12,316,452

    NORTH CAROLINA PORTFOLIO
    --------------------------------------------------------
    Purchases                                    $ 8,352,203
    Sales                                         27,195,760

    OREGON PORTFOLIO
    --------------------------------------------------------
    Purchases                                    $13,419,602
    Sales                                         18,546,878

    SOUTH CAROLINA PORTFOLIO
    --------------------------------------------------------
    Purchases                                    $ 3,098,579
    Sales                                          9,859,457
    TENNESSEE PORTFOLIO
    --------------------------------------------------------
    Purchases                                    $ 3,846,481
    Sales                                          6,842,543
    VIRGINIA PORTFOLIO
    --------------------------------------------------------
    Purchases                                    $13,283,999
    Sales                                         23,682,982

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at February 29, 2000 as computed on a federal income tax basis, are as follows:

    ALABAMA PORTFOLIO
    --------------------------------------------------------
    AGGREGATE COST                              $ 71,921,037
    --------------------------------------------------------
    Gross unrealized appreciation               $  1,657,017
    Gross unrealized depreciation                 (3,973,908)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION                 $ (2,316,891)
    --------------------------------------------------------

    ARKANSAS PORTFOLIO
    --------------------------------------------------------
    AGGREGATE COST                              $ 44,616,524
    --------------------------------------------------------
    Gross unrealized appreciation               $    727,877
    Gross unrealized depreciation                 (1,373,085)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION                 $   (645,208)
    --------------------------------------------------------

    GEORGIA PORTFOLIO
    --------------------------------------------------------
    AGGREGATE COST                              $ 61,819,614
    --------------------------------------------------------
    Gross unrealized appreciation               $  1,581,938
    Gross unrealized depreciation                 (4,233,139)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION                 $ (2,651,201)
    --------------------------------------------------------

    KENTUCKY PORTFOLIO
    --------------------------------------------------------
    AGGREGATE COST                              $ 83,415,772
    --------------------------------------------------------
    Gross unrealized appreciation               $  2,283,330
    Gross unrealized depreciation                 (2,758,441)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION                 $   (475,111)
    --------------------------------------------------------

    LOUISIANA PORTFOLIO
    --------------------------------------------------------
    AGGREGATE COST                              $ 28,853,203
    --------------------------------------------------------
    Gross unrealized appreciation               $    302,649
    Gross unrealized depreciation                 (1,639,906)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION                 $ (1,337,257)
    --------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    MARYLAND PORTFOLIO
    --------------------------------------------------------
    AGGREGATE COST                              $ 89,106,902
    --------------------------------------------------------
    Gross unrealized appreciation               $    929,549
    Gross unrealized depreciation                 (7,479,247)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION                 $ (6,549,698)
    --------------------------------------------------------

    MISSOURI PORTFOLIO
    --------------------------------------------------------
    AGGREGATE COST                              $ 59,198,084
    --------------------------------------------------------
    Gross unrealized appreciation               $  1,767,285
    Gross unrealized depreciation                 (3,073,950)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION                 $ (1,306,665)
    --------------------------------------------------------

    NORTH CAROLINA PORTFOLIO
    --------------------------------------------------------
    AGGREGATE COST                              $102,436,375
    --------------------------------------------------------
    Gross unrealized appreciation               $  3,484,683
    Gross unrealized depreciation                 (3,068,665)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION                 $    416,018
    --------------------------------------------------------

    OREGON PORTFOLIO
    --------------------------------------------------------
    AGGREGATE COST                              $ 85,065,183
    --------------------------------------------------------
    Gross unrealized appreciation               $  1,411,117
    Gross unrealized depreciation                 (3,460,160)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION                 $ (2,049,043)
    --------------------------------------------------------

    SOUTH CAROLINA PORTFOLIO
    --------------------------------------------------------
    AGGREGATE COST                              $ 37,044,460
    --------------------------------------------------------
    Gross unrealized appreciation               $  1,048,546
    Gross unrealized depreciation                 (1,893,079)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION                 $   (844,533)
    --------------------------------------------------------

    TENNESSEE PORTFOLIO
    --------------------------------------------------------
    AGGREGATE COST                              $ 44,413,468
    --------------------------------------------------------
    Gross unrealized appreciation               $    965,282
    Gross unrealized depreciation                 (1,443,914)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION                 $   (478,632)
    --------------------------------------------------------

    VIRGINIA PORTFOLIO
    --------------------------------------------------------
    AGGREGATE COST                              $121,190,113
    --------------------------------------------------------
    Gross unrealized appreciation               $  2,810,342
    Gross unrealized depreciation                 (4,967,799)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION                 $ (2,157,457)
    --------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At February 29, 2000 the Arkansas Portfolio, Kentucky Portfolio and Virginia Portfolio had balances outstanding pursuant to this line of credit of $100,000, $600,000 and $100,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended February 29, 2000.

6 Financial Instruments
-------------------------------------------

   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At February 29, 2000 there were no outstanding obligations under these financial instruments.

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 29, 2000

INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of South Carolina
Municipals Portfolio

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager of Alabama, Kentucky,
and Maryland Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of Georgia, Missouri, and
Tennessee Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio
Manager of Louisiana, North
Carolina, and Virginia Municipals
Portfolios

Thomas M. Metzold
Vice President and Portfolio
Manager of Arkansas and Oregon
Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate Schoool of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant